Operating Leases (Tables)	9 Months Ended
Sep. 30, 2013
Operating Leases
Schedule of future minimum rental payments on noncancelable leases

As of September 30, 2013, the future minimum rental payments on noncancelable leases were as follows (in thousands):

Year Ending December 31:
2013	$4,864
2014	19,349
2015	19,633
2016	19,555
2017	18,614
Thereafter	141,456
Total Payments	$223,471